UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution

(Exact name of registrant as specified in charter)

810 Gleneagles Court #106, Baltimore, MD 21286

(Address of principal executive offices)(Zip Code)

Stephen E. Baird

Cromwell Funds

810 Gleneagles Court #106

Baltimore, MD 21286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 844-4110

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 through June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Cromwell CenterSquare Real Estate Fund

Institutional Class | MRASX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$93,863,038
  Number of Holdings58
  Portfolio Turnover16%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Sector Breakdown	(%)
Diversified	24.8
Health Care	19.8
Apartments	12.4
Warehouse/Industrial	11.4
Storage	8.8
Shopping Centers	7.8
Regional Malls	4.7
Single Tenant	3.9
Office Property	3.0
Other	3.4
Table Summary
Top 10 Issuers	(%)
Welltower, Inc.	9.5
Equinix, Inc.	7.6
Prologis, Inc.	6.9
American Tower Corp.	5.3
Digital Realty Trust, Inc.	4.9
Ventas, Inc.	4.4
Simon Property Group, Inc.	3.0
Extra Space Storage, Inc.	2.8
UDR, Inc.	2.8
Public Storage	2.8

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y506

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y506

Cromwell CenterSquare Real Estate Fund

Investor Class | MRESX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$93,863,038
  Number of Holdings58
  Portfolio Turnover16%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Sector Breakdown	(%)
Diversified	24.8
Health Care	19.8
Apartments	12.4
Warehouse/Industrial	11.4
Storage	8.8
Shopping Centers	7.8
Regional Malls	4.7
Single Tenant	3.9
Office Property	3.0
Other	3.4
Table Summary
Top 10 Issuers	(%)
Welltower, Inc.	9.5
Equinix, Inc.	7.6
Prologis, Inc.	6.9
American Tower Corp.	5.3
Digital Realty Trust, Inc.	4.9
Ventas, Inc.	4.4
Simon Property Group, Inc.	3.0
Extra Space Storage, Inc.	2.8
UDR, Inc.	2.8
Public Storage	2.8

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y407

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y407

Cromwell Long Short Fund

Institutional Class | MFLDX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$92,953,476
  Number of Holdings164
  Portfolio Turnover9%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*Footnote Reference†

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.
Table Summary
Sector Breakdown	(%)
Information Technology	34.7
Financials	9.5
Industrials	8.6
Health Care	7.8
Communication Services	7.7
Consumer Discretionary	6.9
Energy	4.3
Consumer Staples	2.7
Utilities	1.8
Other	16.0
Table Summary
Top 10 Issuers	(%)
NVIDIA Corp.	8.0
Alphabet, Inc.	6.0
Apple, Inc.	4.5
Microsoft Corp.	4.0
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	3.2
Lam Research Corp.	2.9
Broadcom, Inc.	2.6
Applied Materials, Inc.	2.5
Visa, Inc.	2.2

Cromwell Long Short Fund

TSR_SAR_89156Y308

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_SAR_89156Y308

Cromwell Long Short Fund

Investor Class | MFADX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	2.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$92,953,476
  Number of Holdings164
  Portfolio Turnover9%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*Footnote Reference†

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.
Table Summary
Sector Breakdown	(%)
Information Technology	34.7
Financials	9.5
Industrials	8.6
Health Care	7.8
Communication Services	7.7
Consumer Discretionary	6.9
Energy	4.3
Consumer Staples	2.7
Utilities	1.8
Other	16.0
Table Summary
Top 10 Issuers	(%)
NVIDIA Corp.	8.0
Alphabet, Inc.	6.0
Apple, Inc.	4.5
Microsoft Corp.	4.0
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	3.2
Lam Research Corp.	2.9
Broadcom, Inc.	2.6
Applied Materials, Inc.	2.5
Visa, Inc.	2.2

Cromwell Long Short Fund

TSR_SAR_89156Y100

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_SAR_89156Y100

Cromwell Foresight Global Infrastructure Fund

Institutional Class | CFGIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$55,466,527
  Number of Holdings38
  Portfolio Turnover20%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Top 10 Issuers	(%)
SSE PLC	4.2
Equinix, Inc.	4.0
Infratil Ltd.	3.8
Brookfield Renewable Partners LP	3.8
National Grid PLC	3.7
Clearway Energy, Inc.	3.7
Transurban Group	3.6
Cellnex Telecom SA	3.5
Digital Realty Trust, Inc.	3.2
Exelon Corp.	3.2
Table Summary
Top 10 Countries	(%)
United States	31.4
Canada	15.9
United Kingdom	14.3
Guernsey	7.4
New Zealand	5.8
Spain	5.6
Italy	4.6
Bermuda	3.8
Australia	3.6
Jersey	3.0
Table Summary
Sector Breakdown	(%)
Digital Infrastructure	21.4
Renewable Energy	18.1
Electrical Utilities	15.7
Diversified Infrastructure	11.4
Utilities	10.5
Health Care	10.2
Transport	8.9
Waste Management	2.1
Other	1.7

Cromwell Foresight Global Infrastructure Fund

TSR_SAR_89156Y878

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Foresight Global Infrastructure Fund

TSR_SAR_89156Y878

Cromwell Tran Focus Fund

Institutional Class | LIMIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$23,647,038
  Number of Holdings26
  Portfolio Turnover49%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Sector Breakdown	(%)
Industrials	34.2
Information Technology	23.1
Materials	15.6
Health Care	10.3
Energy	5.9
Utilities	5.0
Financials	3.0
Consumer Discretionary	2.3
Other	0.6
Table Summary
Top 10 Issuers	(%)
Palo Alto Networks, Inc.	10.3
ARM Holdings PLC	8.4
ATI, Inc.	6.5
GE Vernova, Inc.	6.5
Danaher Corp.	5.6
Ferguson Enterprises, Inc.	5.5
Talen Energy Corp.	5.0
International Flavors & Fragrances, Inc.	4.6
Martin Marietta Materials, Inc.	4.4
Bloom Energy Corp.	4.3

Cromwell Tran Focus Fund

TSR_SAR_89156Y704

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_SAR_89156Y704

Cromwell Tran Focus Fund

Investor Class | LIMAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$23,647,038
  Number of Holdings26
  Portfolio Turnover49%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Sector Breakdown	(%)
Industrials	34.2
Information Technology	23.1
Materials	15.6
Health Care	10.3
Energy	5.9
Utilities	5.0
Financials	3.0
Consumer Discretionary	2.3
Other	0.6
Table Summary
Top 10 Issuers	(%)
Palo Alto Networks, Inc.	10.3
ARM Holdings PLC	8.4
ATI, Inc.	6.5
GE Vernova, Inc.	6.5
Danaher Corp.	5.6
Ferguson Enterprises, Inc.	5.5
Talen Energy Corp.	5.0
International Flavors & Fragrances, Inc.	4.6
Martin Marietta Materials, Inc.	4.4
Bloom Energy Corp.	4.3

Cromwell Tran Focus Fund

TSR_SAR_89156Y803

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_SAR_89156Y803

Cromwell Greenspring Mid Cap Fund

Institutional Class | GRSPX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2026 to June 30, 2026.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

  Net Assets$136,122,165
  Number of Holdings48
  Portfolio Turnover6%

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Table Summary
Sector Breakdown	(%)
Industrials	49.0
Information Technology	13.3
Financials	11.4
Consumer Staples	6.4
Communication Services	4.1
Materials	3.6
Energy	2.8
Health Care	2.7
Consumer Discretionary	2.2
Other	4.5
Table Summary
Top 10 Issuers	(%)
EMCOR Group, Inc.	8.5
MYR Group, Inc.	8.0
Republic Services, Inc.	7.0
Johnson Controls International PLC	6.1
Flex Ltd.	5.9
KBR, Inc.	4.3
Primo Brands Corp.	3.9
W.R. Berkley Corp.	3.7
Nextpower, Inc.	3.1
Qnity Electronics, Inc.	2.8

Cromwell Greenspring Mid Cap Fund

TSR_SAR_89156Y852

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Greenspring Mid Cap Fund

TSR_SAR_89156Y852

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements including the financial highlights are attached herewith.

CROMWELL FUNDS

Core Financial Statements

June 30, 2026 (Unaudited)

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Cromwell CenterSquare Real Estate Fund

Schedules of Investments

June 30, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.3%
Apartments - 12.4%
American Homes 4 Rent - Class A	26,420	$885,598
Camden Property Trust	18,613	2,131,002
Equity LifeStyle Properties, Inc.	24,450	1,575,803
Equity Residential	8,630	586,236
Essex Property Trust, Inc.	1,072	312,584
Independence Realty Trust, Inc.	32,680	545,429
Invitation Homes, Inc.	62,030	1,873,926
Mid-America Apartment Communities, Inc.	5,220	725,267
Sun Communities, Inc.	3,560	426,880
UDR, Inc.	65,390	2,610,369
		11,673,094
Diversified - 24.8%
American Tower Corp.	30,330	4,961,078
Broadstone Net Lease, Inc.	18,800	388,596
Crown Castle, Inc.	26,690	2,021,234
Digital Realty Trust, Inc.	25,570	4,591,860
Equinix, Inc.	6,870	7,161,219
Lamar Advertising Co. - Class A	4,620	720,628
SBA Communications Corp.	5,860	1,034,056
VICI Properties, Inc.	60,380	1,603,089
Weyerhaeuser Co.	33,490	801,751
		23,283,511
Health Care - 19.8%
Alexandria Real Estate Equities, Inc.	16,130	852,470
American Healthcare REIT, Inc.	30,870	1,609,871
CareTrust REIT, Inc.	11,239	453,494
Diversified Healthcare Trust	42,129	391,800
Janus Living, Inc.	17,440	501,226
LTC Properties, Inc.	12,670	487,161
Omega Healthcare Investors, Inc.	6,090	290,371
Sabra Health Care REIT, Inc.	48,860	953,259
Ventas, Inc.	46,220	4,104,336
Welltower, Inc.	39,420	8,947,157
		18,591,145
Hotels - 2.7%
DiamondRock Hospitality Co	55,090	670,996
Host Hotels & Resorts, Inc.	46,120	1,093,505
Ryman Hospitality Properties, Inc.	6,130	788,012
		2,552,513
Office Property - 3.0%
Cousins Properties, Inc.	27,840	834,643
Empire State Realty Trust, Inc. - Class A	50,448	272,924
Kilroy Realty Corp.	9,367	350,981

The accompanying notes are an integral part of these financial statements.

1

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Cromwell CenterSquare Real Estate Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - (Continued)
Piedmont Realty Trust, Inc.(a)	19,320	$176,778
SL Green Realty Corp.	8,904	460,960
Vornado Realty Trust	19,390	762,027
		2,858,313
Regional Malls - 4.7%
Simon Property Group, Inc.	12,580	2,813,517
The Macerich Co.	63,320	1,595,031
		4,408,548
Shopping Centers - 7.8%
Brixmor Property Group, Inc.	81,760	2,577,893
Kimco Realty Corp.	91,950	2,330,933
Kite Realty Group Trust	65,830	1,868,255
NETSTREIT Corp.	26,010	549,591
		7,326,672
Single Tenant - 3.9%
Agree Realty Corp	29,487	2,233,345
Realty Income Corp.	22,540	1,396,579
		3,629,924
Storage - 8.8%
CubeSmart	4,520	179,760
Extra Space Storage, Inc.	17,970	2,611,041
Iron Mountain, Inc.	18,680	2,359,471
Public Storage	8,180	2,603,776
Smartstop Self Storage REIT, Inc	14,670	476,775
		8,230,823
Warehouse/Industrial - 11.4%
Americold Realty Trust, Inc.	20,860	327,919
First Industrial Realty Trust, Inc.	31,410	1,925,747
Lineage, Inc.	5,570	240,902
LXP Industrial Trust	14,270	768,868
Prologis, Inc.	47,790	6,474,111
Rexford Industrial Realty, Inc.	18,230	610,705
STAG Industrial, Inc.	8,460	321,988
		10,670,240
TOTAL INVESTMENTS - 99.3% (Cost $65,297,848)		$93,224,783
Other Assets in Excess of Liabilities - 0.7%		638,255
TOTAL NET ASSETS - 100%		$93,863,038

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

2

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Cromwell Long Short Fund

Schedules of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 1.2%
General Electric Co.	1,508	$563,585
L3Harris Technologies, Inc.	1,822	529,455
		1,093,040
Automobiles - 0.4%
Tesla, Inc.(a)	985	414,291
Banks - 4.3%
East West Bancorp, Inc.	4,298	554,829
JPMorgan Chase & Co.(b)	8,964	2,934,186
M&T Bank Corp.(b)	2,166	515,530
		4,004,545
Beverages - 0.3%
Monster Beverage Corp.(a)	2,896	278,364
Biotechnology - 2.8%
AbbVie, Inc.(b)	5,361	1,349,042
Biogen, Inc.(a)	1,191	257,328
Gilead Sciences, Inc.	7,830	989,242
		2,595,612
Broadline Retail - 3.6%
Amazon.com, Inc.(a)	13,975	3,330,801
Building Products - 0.6%
Carlisle Cos., Inc.	842	305,436
Trane Technologies PLC	507	249,018
		554,454
Capital Markets - 2.4%
Ameriprise Financial, Inc.	995	456,466
Moody’s Corp	1,108	501,835
Morgan Stanley.	6,140	1,283,506
		2,241,807
Communications Equipment - 0.5%
Arista Networks, Inc.(a)	2,749	467,000
Construction & Engineering - 1.1%
EMCOR Group, Inc.	1,268	1,052,288
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.(b)	676	632,378
Containers & Packaging - 0.7%
Crown Holdings, Inc.	6,062	677,853

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	21,643	$448,010
Verizon Communications, Inc.	18,226	771,689
		1,219,699
Electric Utilities - 1.8%
Entergy Corp.	6,837	785,298
NRG Energy, Inc.	6,390	933,323
		1,718,621
Electrical Equipment - 2.6%
AMETEK, Inc.	4,372	1,057,762
GE Vernova, Inc.	706	829,451
Vertiv Holdings Co. - Class A	1,527	511,270
		2,398,483
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. - Class A	7,220	1,273,031
Keysight Technologies, Inc.(a)	1,331	465,943
		1,738,974
Financial Services - 4.0%
Mastercard, Inc. - Class A(b)	3,369	1,730,319
Visa, Inc. - Class A	5,891	2,021,143
		3,751,462
Food Products - 0.5%
Archer-Daniels-Midland Co.	5,763	440,293
Ground Transportation - 1.3%
CSX Corp.	5,231	248,629
Union Pacific Corp.	3,370	916,640
		1,165,269
Health Care Equipment & Supplies - 0.9%
IDEXX Laboratories, Inc.(a)	1,504	791,766
Health Care Providers & Services - 0.5%
The Cigna Group	1,549	427,028
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	5,125	913,480
Hilton Worldwide Holdings, Inc.	2,921	965,274
McDonald’s Corp	1,473	398,166
		2,276,920

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Household Durables - 1.2%
DR Horton, Inc.	3,297	$537,015
Toll Brothers, Inc.(b)	3,776	622,096
		1,159,111
Household Products - 1.1%
Colgate-Palmolive Co.	11,014	1,009,764
Insurance - 1.0%
Arch Capital Group Ltd.(a)	10,036	974,094
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A(b)	15,671	5,600,345
Meta Platforms, Inc. - Class A	1,100	619,619
Reddit, Inc. - Class A(a)	3,100	538,098
		6,758,062
Life Sciences Tools & Services - 1.3%
Danaher Corp.	2,591	493,534
Thermo Fisher Scientific, Inc	1,467	735,495
		1,229,029
Machinery - 3.4%
Caterpillar, Inc.	1,471	1,566,468
Parker-Hannifin Corp.	906	886,177
RBC Bearings, Inc.(a)	1,061	683,347
		3,135,992
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	7,170	450,921
MMC Norilsk Nickel PJSC - ADR(a)(c)	105,916	0
Newmont Corp	4,095	382,473
		833,394
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.(b)	6,270	1,039,315
ConocoPhillips	8,682	902,581
Devon Energy Corp.	10,107	417,621
EOG Resources, Inc.	5,788	750,877
Marathon Petroleum Corp.	3,430	876,948
		3,987,342
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	10,728	618,147
Eli Lilly & Co.	715	857,593
Johnson & Johnson	7,707	1,957,347
		3,433,087

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A(a)	5,164	$695,539
Semiconductors & Semiconductor Equipment - 22.8%
Advanced Micro Devices, Inc.(a)	1,029	597,756
Analog Devices, Inc.	935	371,354
Applied Materials, Inc.	3,160	2,284,680
Broadcom, Inc.	6,403	2,418,733
KLA Corp.	5,250	1,583,978
Lam Research Corp.	6,151	2,665,413
Micron Technology, Inc.	1,578	1,821,470
NVIDIA Corp.(b)	37,114	7,426,140
NXP Semiconductors NV	2,765	777,048
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,053	980,451
Texas Instruments, Inc.	757	225,639
		21,152,662
Software - 6.6%
Crowdstrike Holdings, Inc. - Class A(a)	1,317	1,005,056
Datadog, Inc. - Class A(a)	898	233,803
Intuit, Inc.(b)	1,474	384,714
Microsoft Corp.(b)	9,966	3,717,517
Roper Technologies, Inc	728	246,348
ServiceNow, Inc.(a)	5,846	580,391
		6,167,829
Specialty Retail - 1.0%
The Home Depot, Inc.	1,693	597,087
TJX Cos., Inc.	2,010	304,515
		901,602
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.(b)	14,343	4,150,290
Sandisk Corp.(a)	166	377,439
Western Digital Corp	437	279,121
		4,806,850
Textiles, Apparel & Luxury Goods - 1.1%
Ralph Lauren Corp.	2,618	1,050,891
Tobacco - 1.5%
Philip Morris International, Inc.	7,547	1,365,328
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	2,944	995,514
TOTAL COMMON STOCKS (Cost $66,346,882)		92,927,038

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.0%(d)
VanEck Russia ETF(c)	81,903	$0
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,757,641)		0
TOTAL INVESTMENTS - 100.0% (Cost $68,104,523)		$92,927,038
Securities Sold Short - (15.8)%		(14,645,952)
Other Assets in Excess of Liabilities - 15.8%		14,672,390
TOTAL NET ASSETS - 100%		$92,953,476

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
NV	-	Naamloze Vennootschap
PLC	-	Public Limited Company
SA	-	Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of June 30, 2026 is $20,184,622.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (14.9)%
Aerospace & Defense - (0.3)%
Loar Holdings, Inc.(a)	(2,906)	$(234,253)
Automobiles - (0.1)%
Stellantis NV(a)	(20,738)	(119,036)
Beverages - (0.2)%
Keurig Dr Pepper, Inc.	(6,834)	(223,677)
Biotechnology - (0.4)%
Biohaven Ltd.(a)	(13,405)	(199,466)
Vaxcyte, Inc.(a)	(3,557)	(206,769)
		(406,235)
Building Products - (0.5)%
AAON, Inc.	(1,644)	(208,558)
Trex Co., Inc.(a)	(4,592)	(229,783)
		(438,341)
Capital Markets - (1.0)%
Blue Owl Capital, Inc.	(15,337)	(134,199)
Coinbase Global, Inc. - Class A(a)	(541)	(79,089)
Galaxy Digital, Inc. - Class A(a)	(7,487)	(204,694)
Hamilton Lane, Inc. - Class A	(2,231)	(175,870)
MarketAxess Holdings, Inc.	(1,156)	(131,194)
Robinhood Markets, Inc. - Class A(a)	(2,167)	(217,307)
		(942,353)
Chemicals - (0.6)%
Air Products and Chemicals, Inc.	(762)	(223,403)
FMC Corp.	(13,411)	(154,226)
International Flavors & Fragrances, Inc.	(2,707)	(214,449)
		(592,078)
Commercial Services & Supplies - (0.2)%
Waste Connections, Inc.	(1,256)	(209,363)
Communications Equipment - (0.3)%
Motorola Solutions, Inc.	(561)	(232,978)
Consumer Finance - (0.5)%
Capital One Financial Corp.	(1,203)	(241,346)
SoFi Technologies, Inc.(a)	(12,574)	(225,452)
		(466,798)
Consumer Staples Distribution & Retail - (0.2)%
BJ’s Wholesale Club Holdings, Inc.(a)	(2,247)	(195,983)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Containers & Packaging - (0.3)%
Amcor PLC	(5,956)	$(258,193)
Distributors - (0.2)%
Pool Corp.	(1,059)	(227,579)
Electronic Equipment, Instruments & Components - (0.8)%
Badger Meter, Inc.	(1,177)	(174,643)
CDW Corp.	(1,115)	(156,813)
Insight Enterprises, Inc.(a)	(1,361)	(165,770)
Zebra Technologies Corp. - Class A(a)	(880)	(231,669)
		(728,895)
Entertainment - (0.8)%
Live Nation Entertainment, Inc.(a)	(1,405)	(257,270)
ROBLOX Corp. - Class A(a)	(4,480)	(243,622)
Spotify Technology SA(a)	(465)	(213,495)
		(714,387)
Financial Services - (0.2)%
Equitable Holdings, Inc.	(4,822)	(211,589)
Food Products - (0.5)%
Flowers Foods, Inc.	(13,463)	(106,358)
Freshpet, Inc.(a)	(2,681)	(158,501)
General Mills, Inc.	(4,919)	(171,181)
		(436,040)
Health Care Equipment & Supplies - (0.4)%
Baxter International, Inc.	(10,648)	(227,016)
Zimmer Biomet Holdings, Inc.	(1,902)	(163,743)
		(390,759)
Hotels, Restaurants & Leisure - (1.0)%
Cava Group, Inc.(a)	(2,658)	(208,600)
DoorDash, Inc. - Class A(a)	(985)	(181,762)
DraftKings, Inc. - Class A(a)	(6,572)	(166,009)
MakeMyTrip Ltd.(a)	(2,985)	(159,070)
Norwegian Cruise Line Holdings Ltd.(a)	(10,083)	(212,852)
		(928,293)
Household Durables - (0.4)%
Lennar Corp. - Class A	(1,860)	(168,311)
Somnigroup International, Inc.	(3,084)	(241,786)
		(410,097)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (0.6)%
Fidelity National Financial, Inc.	(4,009)	$(189,064)
Kinsale Capital Group, Inc.	(597)	(196,897)
Ryan Specialty Holdings, Inc	(3,351)	(126,534)
		(512,495)
IT Services - (0.2)%
Kyndryl Holdings, Inc.(a)	(18,055)	(204,202)
Life Sciences Tools & Services - (0.2)%
Avantor, Inc.(a)	(19,949)	(197,495)
Machinery - (0.2)%
CNH Industrial NV	(20,037)	(225,015)
Media - (0.2)%
Liberty Broadband Corp. - Class C(a)	(4,080)	(135,701)
Metals & Mining - (0.3)%
TMC the metals Co., Inc.(a)	(53,262)	(235,951)
Passenger Airlines - (0.4)%
American Airlines Group, Inc.(a)	(14,517)	(262,322)
Joby Aviation, Inc.(a)	(11,102)	(99,030)
		(361,352)
Personal Care Products - (0.5)%
Coty, Inc. - Class A(a)	(89,335)	(192,964)
elf Beauty, Inc.(a)	(3,869)	(286,306)
		(479,270)
Pharmaceuticals - (0.2)%
Ocular Therapeutix, Inc.(a)	(23,067)	(226,518)
Professional Services - (1.1)%
Equifax, Inc.	(802)	(127,294)
Insperity, Inc.	(5,285)	(218,323)
ManpowerGroup, Inc.	(6,262)	(211,468)
Parsons Corp.(a)	(4,244)	(222,343)
Thomson Reuters Corp.	(2,352)	(192,097)
		(971,525)
Real Estate Management & Development - (0.1)%
Zillow Group, Inc. - Class C(a)	(2,638)	(83,150)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (0.7)%
Aurora Innovation, Inc.(a)	(27,578)	$(188,082)
Samsara, Inc. - Class A(a)	(6,631)	(215,043)
Unity Software, Inc.(a)	(8,205)	(234,499)
		(637,624)
Specialty Retail - (0.8)%
Dick's Sporting Goods, Inc.	(1,020)	(231,346)
Floor & Decor Holdings, Inc. - Class A(a)	(3,913)	(232,276)
Lithia Motors, Inc.	(836)	(242,849)
		(706,471)
Technology Hardware, Storage & Peripherals - (0.2)%
Super Micro Computer, Inc.(a)	(4,866)	(142,720)
Textiles, Apparel & Luxury Goods - (0.3)%
NIKE, Inc. - Class B	(3,548)	(145,645)
On Holding AG - Class A(a)	(4,869)	(172,460)
		(318,105)
TOTAL COMMON STOCKS (Proceeds $14,708,005)		(13,804,521)
REAL ESTATE INVESTMENT TRUSTS - (0.9)%
Apartments - (0.2)%
Invitation Homes, Inc.	(6,191)	(187,030)
Diversified - (0.2)%
Crown Castle, Inc.	(2,639)	(199,852)
Warehouse/Industrial - (0.5)%
Americold Realty Trust, Inc.	(15,745)	(247,511)
Lineage, Inc.	(4,787)	(207,038)
		(454,549)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $936,115)		(841,431)
TOTAL SECURITIES SOLD SHORT - (15.8)% (Proceeds $15,644,120)		$(14,645,952)

Percentages are stated as a percent of net assets.

NV	:	Naamloze Vennootschap
PLC	:	Public Limited Company
SA	:	Sociedad Anónima

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Foresight Global Infrastructure Fund

Schedules of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.3%
Digital Infrastructure - 9.5%
Cellnex Telecom SA(a)	64,379	$1,925,833
Chorus Ltd.	187,031	1,063,696
Cordiant Digital Infrastructure Ltd.	749,769	1,249,161
Infrastrutture Wireless Italiane SpA(a)	142,494	1,004,401
		5,243,091
Diversified Infrastructure - 9.7%
3i Infrastructure PLC	336,675	1,689,146
Infratil Ltd.	241,774	2,124,257
International Public Partnerships Ltd.	641,898	1,190,869
Sequoia Economic Infrastructure Income Fund Ltd.	326,472	357,059
		5,361,331
Electrical Utilities - 15.7%
Elia Group SA	10,495	1,672,238
Exelon Corp.	37,620	1,753,845
Hydro One Ltd.(a)	21,874	901,941
National Grid PLC	124,777	2,059,279
SSE PLC	72,244	2,332,180
		8,719,483
Health Care - 2.8%
Chartwell Retirement Residences	98,480	1,551,385
Renewable Energy - 18.1%
Boralex, Inc. - Class A	20,214	527,167
Brookfield Renewable Partners LP	60,610	2,101,004
Clearway Energy, Inc. - Class C	60,023	2,051,585
Greencoat UK Wind PLC	872,739	1,176,876
Grenergy Renovables SA(b)	8,982	1,175,631
Northland Power, Inc.	110,077	1,733,301
Renewables Infrastructure Group Ltd.	1,330,829	1,289,715
		10,055,279
Transport - 8.9%
Canadian National Railway Co.	13,168	1,570,878
Canadian Pacific Kansas City Ltd.	16,240	1,407,486
Transurban Group	198,834	1,978,281
		4,956,645
Utilities - 10.5%
American Water Works Co., Inc.	9,397	1,236,457
CenterPoint Energy, Inc.	9,570	421,463
Severn Trent PLC	37,598	1,472,817
Terna - Rete Elettrica Nazionale	130,243	1,521,788
Xcel Energy, Inc.	14,783	1,187,075
		5,839,600

The accompanying notes are an integral part of these financial statements.

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Cromwell Foresight Global Infrastructure Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Waste Management - 2.1%
Waste Connections, Inc.	6,839	$1,139,993
TOTAL COMMON STOCKS (Cost $37,895,178)		42,866,807
REAL ESTATE INVESTMENT TRUSTS - 21.0%
Digital Infrastructure - 11.9%
American Tower Corp.	9,710	1,588,265
Crown Castle, Inc.	12,665	959,121
Digital Realty Trust, Inc.	9,935	1,784,127
Equinix, Inc.	2,149	2,240,096
		6,571,609
Diversified Infrastructure - 1.7%
Easterly Government Properties, Inc.	38,561	961,326
Health Care - 7.4%
Healthpeak Properties, Inc.	71,863	1,537,868
Primary Health Properties PLC	701,765	891,414
Ventas, Inc.	18,855	1,674,324
		4,103,606
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,280,828)		11,636,541
TOTAL INVESTMENTS - 98.3% (Cost $48,176,006)		$54,503,348
Other Assets in Excess of Liabilities - 1.7%		963,179
TOTAL NET ASSETS - 100%		$55,466,527

Percentages are stated as a percent of net assets.

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
SpA	-	Societa per Azioni

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,832,175 or 6.9% of the Fund’s net assets.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Tran Focus Fund

Schedules of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 11.2%
ATI, Inc.(a)	7,850	$1,547,235
Axon Enterprise, Inc.(a)	425	238,259
BWX Technologies, Inc.	4,437	863,662
		2,649,156
Capital Markets - 3.0%
LPL Financial Holdings, Inc.	2,525	711,242
Chemicals - 9.6%
Air Products and Chemicals, Inc	1,975	579,030
CF Industries Holdings, Inc.	5,500	595,430
International Flavors & Fragrances, Inc.	13,762	1,090,226
		2,264,686
Construction Materials - 4.4%
Martin Marietta Materials, Inc.	1,800	1,038,060
Electrical Equipment - 13.0%
Bloom Energy Corp. - Class A(a)	3,350	1,014,045
GE Vernova, Inc.	1,300	1,527,318
Vertiv Holdings Co. - Class A	1,592	533,033
		3,074,396
Health Care Equipment & Supplies - 2.6%
Alcon AG	9,100	610,610
Health Care Providers & Services - 2.1%
Tenet Healthcare Corp.(a)	2,670	499,504
Independent Power and Renewable Electricity Producers - 5.0%
Talen Energy Corp.(a)	3,100	1,191,206
IT Services - 1.0%
Cloudflare, Inc. - Class A(a)	950	233,016
Life Sciences Tools & Services - 5.6%
Danaher Corp.	6,900	1,314,312
Metals & Mining - 1.6%
Elemental Royalty Corp.	22,000	384,120
Oil, Gas & Consumable Fuels - 5.9%
Phillips 66	4,500	760,725
Texas Pacific Land Corp.	1,450	634,578
		1,395,303

The accompanying notes are an integral part of these financial statements.

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Cromwell Tran Focus Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 8.4%
ARM Holdings PLC- ADR(a)	5,600	$1,985,592
Software - 13.7%
Palo Alto Networks, Inc.(a)	7,148	2,437,611
Tyler Technologies, Inc.(a)	2,775	811,577
		3,249,188
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc.(a)	4,500	542,880
Trading Companies & Distributors - 10.0%
Ferguson Enterprises, Inc.	5,475	1,299,382
QXO, Inc.(a)	14,000	241,920
WESCO International, Inc.	2,400	829,032
		2,370,334
TOTAL INVESTMENTS - 99.4% (Cost $14,808,723)		$23,513,605
Other Assets in Excess of Liabilities - 0.6%		133,433
TOTAL NET ASSETS - 100%		$23,647,038

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.4%
Cadre Holdings, Inc.	115,338	$3,288,286
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	6,445	692,837
Banks - 5.4%
OceanFirst Financial Corp.	29,137	569,046
Primis Financial Corp.	209,589	3,430,972
Shore Bancshares, Inc.	84,513	1,939,573
WSFS Financial Corp.	19,204	1,473,523
		7,413,114
Beverages - 3.9%
Primo Brands Corp.	219,174	5,356,613
Broadline Retail - 0.6%
Amazon.com, Inc.(a)	3,167	754,823
Building Products - 7.4%
Advanced Drainage Systems, Inc.	11,925	1,871,748
Johnson Controls International PLC	56,408	8,241,773
		10,113,521
Chemicals - 3.6%
DuPont de Nemours, Inc.	15,754	2,136,873
Minerals Technologies, Inc.	30,299	2,241,217
The Sherwin-Williams Co	1,629	560,897
		4,938,987
Commercial Services & Supplies - 7.0%
Republic Services, Inc.	44,639	9,511,678
Construction & Engineering - 16.5%
EMCOR Group, Inc.	14,005	11,622,469
MYR Group, Inc.(a)	21,671	10,844,169
		22,466,638
Consumer Staples Distribution & Retail - 2.4%
US Foods Holding Corp.(a)	32,351	3,307,890
Electric Utilities - 1.1%
NextEra Energy, Inc.	17,728	1,555,987

The accompanying notes are an integral part of these financial statements.

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 7.1%
Emerson Electric Co.	14,105	$2,019,130
Nextpower, Inc. - Class A(a)	35,570	4,237,810
nVent Electric PLC	20,000	3,392,200
		9,649,140
Electronic Equipment, Instruments & Components - 5.9%
Flex Ltd.(a)	49,638	8,044,831
Financial Services - 1.2%
Cannae Holdings, Inc.	67,552	972,749
Visa, Inc. - Class A	1,772	607,955
		1,580,704
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	8,155	739,985
Medtronic PLC	13,615	1,065,101
STERIS PLC	598	125,921
Zimmer Biomet Holdings, Inc.	20,732	1,784,818
		3,715,825
Hotels, Restaurants & Leisure - 0.7%
Wyndham Hotels & Resorts, Inc.	11,638	980,036
Insurance - 4.8%
Chubb Ltd.	4,201	1,431,449
W.R. Berkley Corp.	71,415	5,036,900
		6,468,349
Interactive Media & Services - 3.0%
Alphabet, Inc. - Class C	7,069	2,497,690
Ziff Davis, Inc.(a)	30,850	1,615,614
		4,113,304
IT Services - 2.4%
Akamai Technologies, Inc.(a)	11,587	1,369,699
Amdocs Ltd.	37,408	1,890,601
		3,260,300
Machinery - 2.0%
Xylem, Inc.	22,511	2,661,025
Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	25,226	3,272,569
Phillips 66	2,813	475,538
		3,748,107

The accompanying notes are an integral part of these financial statements.

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 4.3%
KBR, Inc.	167,616	$5,787,780
Semiconductors & Semiconductor Equipment - 2.8%
Qnity Electronics, Inc.	23,631	3,859,179
Software - 1.4%
Blackbaud, Inc.(a)	50,284	1,489,412
Roper Technologies, Inc.	1,044	353,279
		1,842,691
Technology Hardware, Storage & Peripherals - 0.8%
Everpure, Inc. - Class A(a)	13,289	1,047,040
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Co. - Class A	49,340	1,225,112
Trading Companies & Distributors - 1.9%
Rush Enterprises, Inc. - Class A	17,839	1,301,979
Rush Enterprises, Inc. - Class B	17,328	1,325,592
		2,627,571
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	8,863	1,486,591
TOTAL COMMON STOCKS (Cost $50,118,234)		131,497,959
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Residential Real Estate Investment Trusts - 1.1%
American Homes 4 Rent - Class A	42,695	1,431,137
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578)		1,431,137
TOTAL INVESTMENTS - 97.7% (Cost $51,267,812)		$132,929,096
Other Assets in Excess of Liabilities - 2.3%		3,193,069
TOTAL NET ASSETS - 100%		$136,122,165

Percentages are stated as a percent of net assets.

PLC	-	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

as of June 30, 2026 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
ASSETS
Investments in securities, at value*	$93,224,783	$92,927,038	$54,503,348
Foreign currency, at value**	—	—	59,821
Cash & cash equivalents	515,219	14,503,651	849,743
Dividends & interest receivable	344,697	66,564	271,141
Receivable for capital shares sold	7,654	178	—
Receivable for investment securities sold	283,018	1,163,031	1,462,817
Prepaid expenses & other assets	52,492	37,068	22,584
Total assets	94,427,863	108,697,530	57,169,454
LIABILITIES
Payable for capital shares redeemed	26,524	26,611	—
Securities sold short, at value ***	—	14,645,952	—
Payable for investment securities purchased	322,692	752,714	1,565,666
Payable to investment adviser	35,003	93,184	32,994
Payable for fund administration & accounting fees	48,666	48,611	48,559
Payable for compliance fees	1,697	1,463	2,175
Payable for custody fees	38,008	18,013	17,900
Payable for transfer agent fees & expenses	11,220	69,620	3,899
Accrued distribution and/or shareholder service fees	35,771	8,655	—
Payable for trustee fees	5,057	4,379	2,710
Dividends & interest on short positions	—	16,222	8,901
Payable for audit fees	5,370	6,231	2,831
Other accrued expenses & liabilities	34,817	52,399	17,292
Total Liabilities	564,825	15,744,054	1,702,927
NET ASSETS	$93,863,038	$92,953,476	$55,466,527
Net Assets Consist of:
Paid-in Capital	$68,420,076	$390,733,655	$53,734,251
Total distributable earnings/(accumulated deficit)	25,442,962	(297,780,179)	1,732,276
Net Assets	$93,863,038	$92,953,476	$55,466,527
Investor Class:
Net Assets	$48,937,376	$42,511,023	—
Shares issued and outstanding(1)	3,786,928	1,475,079	—
Net asset value (offering and redemption price per share)	$12.92	$28.82	—
Institutional Class:
Net Assets	$44,925,662	$50,442,453	$55,466,527
Shares issued and outstanding(1)	3,476,065	1,709,679	2,713,674
Net asset value (offering and redemption price per share)	$12.92	$29.50	$20.44
*Cost of securities	65,297,848	68,104,523	48,176,006
** Cost of foreign currency	—	—	62,815
***Proceeds received on securities sold short	—	15,644,120	—

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

as of June 30, 2026 (Unaudited)

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund
ASSETS
Investments in securities, at value*	$23,513,605	$132,929,096
Cash & cash equivalents	451,803	3,148,489
Dividends & interest receivable	16,004	140,295
Receivable for capital shares sold	—	155,697
Receivable for investment securities sold	—	37,600
Prepaid expenses & other assets	45,766	30,874
Total assets	24,027,178	136,442,051
LIABILITIES
Payable for capital shares redeemed	35,000	58,566
Payable for investment securities purchased	235,028	29,987
Payable to investment adviser	3,561	81,728
Payable for fund administration & accounting fees	48,612	52,331
Payable for compliance fees	3,731	937
Payable for custody fees	8,917	19,424
Payable for transfer agent fees & expenses	21,951	27,863
Accrued distribution and/or shareholder service fees	2,252	—
Payable for trustee fees	3,510	5,135
Dividends & interest on short positions	99	—
Payable for audit fees	5,082	4,768
Other accrued expenses & liabilities	12,397	39,147
Total Liabilities	380,140	319,886
NET ASSETS	$23,647,038	$136,122,165
Net Assets Consist of:
Paid-in Capital	$10,334,072	$48,630,179
Total distributable earnings/(accumulated deficit)	13,312,966	87,491,986
Net Assets	$23,647,038	$136,122,165
Investor Class:
Net Assets	$11,297,609	—
Shares issued and outstanding(1)	1,492,500	—
Net asset value (offering and redemption price per share)	$7.57	—
Institutional Class:
Net Assets	$12,349,429	$136,122,165
Shares issued and outstanding(1)	1,438,998	4,503,871
Net asset value (offering and redemption price per share)	$8.58	$30.22
*Cost of securities	14,808,723	51,267,812

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF OPERATIONS

For the period ended June 30, 2026 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$1,714,806	$305,000	$1,004,090
Less: Foreign taxes withheld (See Note 2)	—	(1,658)	(61,247)
Interest income	6,215	256,863	36,672
Total investment income	1,721,021	560,205	979,515
EXPENSES:
Investment advisory fees (See Note 4)	274,571	624,230	226,655
Dividend expense on short positions	—	111,308	—
Transfer agent fees & expenses (See Note 4)	33,950	105,464	13,715
Fund administration & accounting fees (See Note 4)	35,097	35,815	35,012
Federal & state registration fees	13,254	13,252	8,676
Trustee fees	23,248	23,140	12,387
Audit fees	8,104	7,964	9,757
Custody fees (See Note 4)	20,133	9,787	8,599
Other expenses	12,804	12,785	2,329
Legal fees	27,735	23,839	14,946
Interest expense	—	75,985	—
Postage & printing fees	10,912	10,844	4,582
Compliance fees (See Note 4)	12,802	12,566	6,715
Distribution and/or shareholder service fees(1) (See Note 5)
Investor Class	48,228	51,357	—
Institutional Class	30,307	—	—
Total Expenses Before Reimbursement	551,145	1,118,336	343,373
Reimbursement from adviser (See Note 4)	(63,238)	(121,692)	(61,480)
Total Net Expenses	487,907	996,644	281,893
Net investment income (loss)	1,233,114	(436,439)	697,622
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,681,467	1,939,725	(234,604)
Securities sold short	—	(835,765)	—
Foreign currency transactions	—	5,092	(25,111)
	1,681,467	1,109,052	(259,715)
Net change in unrealized appreciation (depreciation) on:
Investments	10,315,421	8,057,431	6,154,013
Securities sold short	—	(1,040,571)	—
Foreign currency translations	—	(5,819)	(5,173)
	10,315,421	7,011,041	6,148,840
Net realized and unrealized gain (loss)	11,996,888	8,120,093	5,889,125
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,230,002	$7,683,654	$6,586,747

(1)	Distribution fees are not applicable for Cromwell CenterSquare Real Estate Fund.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the period ended June 30, 2026 (Unaudited)

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$72,092	$652,353
Less: Foreign taxes withheld (See Note 2)	(726)	—
Interest income	10,568	57,359
Total investment income	81,934	709,712
EXPENSES:
Investment advisory fees (See Note 4)	98,003	470,166
Transfer agent fees & expenses (See Note 4)	43,780	79,409
Fund administration & accounting fees (See Note 4)	35,815	39,014
Federal & state registration fees	14,321	8,954
Trustee fees	5,746	31,725
Audit fees	8,151	8,078
Custody fees (See Note 4)	4,705	11,351
Other expenses	1,771	12,752
Legal fees	7,524	36,288
Postage & printing fees	3,012	10,919
Compliance fees (See Note 4)	3,232	17,219
Distribution and/or shareholder service fees (See Note 5)
Investor Class	14,393	—
Total Expenses Before Reimbursement	240,453	725,875
Reimbursement from adviser (See Note 4)	(99,233)	—
Total Net Expenses	141,220	725,875
Net investment income (loss)	(59,286)	(16,163)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,952,649	5,373,356
Foreign currency transactions	(6)	—
	1,952,643	5,373,356
Net change in unrealized appreciation (depreciation) on:
Investments	1,348,083	21,311,466
Foreign currency translations	(20)	—
	1,348,063	21,311,466
Net realized and unrealized gain (loss)	3,300,706	26,684,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,241,420	$26,668,659

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Cromwell CenterSquare Real Estate Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$1,233,114	$1,961,537
Net realized gain (loss) on investments	1,681,467	1,419,387
Net change in unrealized appreciation (depreciation) on investments	10,315,421	(1,934,977)
Net increase (decrease) in net assets resulting from operations	13,230,002	1,445,947
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,310,458	7,476,469
Proceeds from reinvestment of distributions	617,081	1,052,652
Payments for shares redeemed	(8,128,004)	(12,084,770)
Increase (decrease) in net assets resulting from Investor Class transactions	(5,200,465)	(3,555,649)
Institutional Class:
Proceeds from shares sold	2,182,841	2,703,463
Proceeds from reinvestment of distributions	589,471	976,423
Payments for shares redeemed	(4,252,723)	(10,787,641)
Increase (decrease) in net assets resulting from Institutional Class transactions	(1,480,411)	(7,107,755)
Net increase (decrease) in net assets resulting from capital share transactions	(6,680,876)	(10,663,404)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(630,757)	(1,026,291)
Return of capital	—	(47,892)
Institutional Class:
From distributable earnings	(591,353)	(935,246)
Return of capital	—	(43,644)
Total distributions to shareholders	(1,222,110)	(2,053,073)
Total increase (decrease) in net assets	5,327,016	(11,270,530)
NET ASSETS:
Beginning of period	88,536,022	99,806,552
End of period	$93,863,038	$88,536,022

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Long Short Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(436,439)	$(277,007)
Net realized gain (loss) on:
Investments	1,939,725	2,848,690
Securities sold short	(835,765)	(1,409,629)
Foreign currency transactions	5,092	445
Net change in unrealized appreciation (depreciation) on:
Investments	8,057,431	11,087,312
Securities sold short	(1,040,571)	1,881,402
Foreign currency translations	(5,819)	20,236
Net increase (decrease) in net assets resulting from operations	7,683,654	14,151,449
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	42,632	121,965
Proceeds from reinvestment of distributions	—	9,477
Payments for shares redeemed	(3,123,193)	(6,566,253)
Increase (decrease) in net assets resulting from Investor Class transactions	(3,080,561)	(6,434,811)
Institutional Class:
Proceeds from shares sold	755,716	1,373,786
Proceeds from reinvestment of distributions	—	11,388
Payments for shares redeemed	(2,591,662)	(10,269,787)
Increase (decrease) in net assets resulting from Institutional Class transactions	(1,835,946)	(8,884,613)
Net increase (decrease) in net assets resulting from capital share transactions	(4,916,507)	(15,319,424)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	—	(10,674)
Institutional Class:
From distributable earnings	—	(11,915)
Total distributions to shareholders	—	(22,589)
Total increase (decrease) in net assets	2,767,147	(1,190,564)
NET ASSETS:
Beginning of period	90,186,329	91,376,893
End of period	$92,953,476	$90,186,329

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Foresight Global Infrastructure Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$697,622	$1,434,623
Net realized gain (loss) on:
Investments	(234,604)	(1,242,112)
Foreign currency transactions	(25,111)	7,496
Net change in unrealized appreciation (depreciation) on:
Investments	6,154,013	5,338,721
Foreign currency translations	(5,173)	3,831
Net increase (decrease) in net assets resulting from operations	6,586,747	5,542,559
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	136,862	63,987
Proceeds from reinvestment of distributions	—	1,371,731
Payments for shares redeemed	(9,609)	(164,963)
Net increase (decrease) in net assets resulting from capital share transactions	127,253	1,270,755
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	—	(1,951,038)
Total distributions to shareholders	—	(1,951,038)
Total increase (decrease) in net assets	6,714,000	4,862,276
NET ASSETS:
Beginning of period	48,752,527	43,890,251
End of period	$55,466,527	$48,752,527

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Tran Focus Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(59,286)	$(173,547)
Net realized gain (loss) on:
Investments	1,952,649	4,914,160
Foreign currency transactions	(6)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,348,083	(2,727,526)
Foreign currency translations	(20)	—
Net increase (decrease) in net assets resulting from operations	3,241,420	2,013,087
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	6,101	53,700
Proceeds from reinvestment of distributions	—	1,414,762
Payments for shares redeemed	(2,909,266)	(4,071,266)
Increase (decrease) in net assets resulting from Investor Class transactions	(2,903,165)	(2,602,804)
Institutional Class:
Proceeds from shares sold	369,206	376,458
Proceeds from reinvestment of distributions	—	1,365,974
Payments for shares redeemed	(1,635,214)	(3,247,718)
Increase (decrease) in net assets resulting from Institutional Class transactions	(1,266,008)	(1,505,286)
Net increase (decrease) in net assets resulting from capital share transactions	(4,169,173)	(4,108,090)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	—	(1,604,933)
Institutional Class:
From distributable earnings	—	(1,409,202)
Total distributions to shareholders	—	(3,014,135)
Total increase (decrease) in net assets	(927,753)	(5,109,138)
NET ASSETS:
Beginning of period	24,574,791	29,683,929
End of period	$23,647,038	$24,574,791

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Greenspring Mid Cap Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(16,163)	$385,901
Net realized gain (loss) on investments	5,373,356	8,423,227
Net change in unrealized appreciation (depreciation) on investments	21,311,466	(1,548,056)
Net increase (decrease) in net assets resulting from operations	26,668,659	7,261,072
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,223,610	3,601,627
Proceeds from reinvestment of distributions	—	9,731,382
Payments for shares redeemed	(10,617,262)	(17,764,193)
Net increase (decrease) in net assets resulting from capital share transactions	(7,393,652)	(4,431,184)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	—	(10,310,501)
Total distributions to shareholders	—	(10,310,501)
Total increase (decrease) in net assets	19,275,007	(7,480,613)
NET ASSETS:
Beginning of period	116,847,158	124,327,771
End of period	$136,122,165	$116,847,158

The accompanying notes are an integral part of these financial statements.

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CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.32	$11.39		$10.89	$9.97	$14.06	$10.51
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.16	0.23		0.21	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	1.60	(0.06)		0.56	0.91	(3.63)	4.00
Total from investment operations	1.76	0.17		0.77	1.13	(3.46)	4.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.24)		(0.23)	(0.21)	(0.17)	(0.21)
Net realized gains	—	—		—	—	(0.46)	(0.34)
Return of capital	—	(0.00	)(3)	(0.04)	—	—	—
Total distributions	(0.16)	(0.24)		(0.27)	(0.21)	(0.63)	(0.55)
Net asset value, end of period	$12.92	$11.32		$11.39	$10.89	$9.97	$14.06
Total return(4)(5)	15.66%	1.53%		7.19%	11.70%	(24.72)%	39.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$48,937	$47,829		$51,753	$59,869	$69,987	$104,438
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)(7)	1.23%	1.17%		1.09%	1.12%	1.11%	1.12%
After expense reimbursement/recoupment(6)(8)	1.11%	1.11%		1.09%	1.12%	1.12%	1.12	%(9)
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.23%	1.17%		1.08%	1.12%	1.11%	1.12%
After expense reimbursement/recoupment(6)	1.11%	1.11%		1.08%	1.12%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(6)	2.65%	2.03%		1.92%	2.15%	1.46%	0.84%
Portfolio turnover rate(4)	16%	31%		35%	47%	57%	68%

(1)	Prior to March 7, 2022, the Investor Class was known as Class N.
(2)	Calculated using the average shares outstanding method.
(3)	Amount is greater than $(0.005) per share.
(4)	Not annualized for periods less than one year.
(5)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(6)	Annualized for periods less than one year.
(7)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021.
(8)

After the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(9)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.32	$11.38	$10.89	$9.96	$14.05	$10.51
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.17	0.24	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.60	(0.05)	0.55	0.91	(3.63)	3.98
Total from investment operations	1.77	0.19	0.77	1.15	(3.44)	4.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.24)	(0.24)	(0.22)	(0.19)	(0.22)
Net realized gains	—	—	—	—	(0.46)	(0.34)
Return of capital	—	(0.01)	(0.04)	—	—	—
Total distributions	(0.17)	(0.25)	(0.28)	(0.22)	(0.65)	(0.56)
Net asset value, end of period	$12.92	$11.32	$11.38	$10.89	$9.96	$14.05
Total return(3)(4)	15.70%	1.68%	7.20%	11.71%	(24.65)%	39.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$44,926	$40,707	$48,054	$66,391	$63,915	$102,347
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)(6)	1.17%	1.11%	1.02%	1.03%	0.99%	1.00%
After expense reimbursement/recoupment(5)(7)	1.01%	1.01%	1.03%	1.02%	1.00%	1.00	%(8)
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.17%	1.11%	1.01%	1.03%	0.99%	1.00%
After expense reimbursement/recoupment(5)	1.01%	1.01%	1.02%	1.02%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	2.75%	2.11%	1.96%	2.36%	1.56%	0.96%
Portfolio turnover rate(3)	16%	31%	35%	47%	57%	68%

(1)	Prior to March 7, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)	Annualized for periods less than one year.
(6)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021.
(7)

After the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(8)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.49	$22.61		$21.59	$22.13	$21.62	$19.96
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.15)	(0.11)		0.12	0.41	0.11	(0.02)
Net realized and unrealized gain (loss) on investments	2.48	4.00		1.11	(0.48)	0.50	1.68
Total from investment operations	2.33	3.89		1.23	(0.07)	0.61	1.66
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)		(0.21)	(0.47)	(0.10)	—
Total distributions	—	(0.01)		(0.21)	(0.47)	(0.10)	—
Net asset value, end of period	$28.82	$26.49		$22.61	$21.59	$22.13	$21.62
Total return(3)(4)	8.80%	17.19	%(5)	5.71%	(0.34)%	2.81%	8.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$42,511	$42,102		$42,055	$50,106	$46,575	$47,709
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.64%	2.46%		2.49%	2.60%	2.44%	2.58%
After expense reimbursement/recoupment(6)	2.37%	2.11%		2.11%	2.38%	2.25%	2.36%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.22%	2.24%		2.18%	2.02%	1.99%	2.02%
After expense reimbursement/recoupment(6)	1.95%	1.90%		1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(6)(7)	(1.11)%	(0.45)%		0.52%	1.89%	0.51%	(0.08)%
Portfolio turnover rate(3)(8)	9%	18%		108%	30%	40%	26%

(1)	Prior to March 14, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)

Total return includes adjustments in accordance with U.S. GAAP and consequently, the net asset values for financial reporting purposes, and the total returns based upon those net asset values, may differ from the net asset values and total returns for shareholder transactions.

(6)	Annualized for periods less than one year.
(7)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

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CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.09	$23.06		$22.02	$22.56	$22.03	$20.29
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.12)	(0.05)		0.20	0.48	0.18	0.03
Net realized and unrealized gain (loss) on investments	2.53	4.09		1.12	(0.50)	0.50	1.71
Total from investment operations	2.41	4.04		1.32	(0.02)	0.68	1.74
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)		(0.28)	(0.52)	(0.15)	—
Total distributions	—	(0.01)		(0.28)	(0.52)	(0.15)	—
Net asset value, end of period	$29.50	$27.09		$23.06	$22.02	$22.56	$22.03
Total return(3)(4)	8.90%	17.51	%(5)	5.97%	(0.10)%	3.10%	8.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$50,442	$48,084		$49,322	$86,686	$101,115	$90,440
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.39%	2.20%		2.24%	2.35%	2.19%	2.33%
After expense reimbursement/recoupment(6)	2.12%	1.86%		1.88%	2.13%	2.00%	2.11%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.97%	1.99%		1.91%	1.77%	1.74%	1.78%
After expense reimbursement/recoupment(6)	1.70%	1.65%		1.55%	1.55%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(6)(7)	(0.87)%	(0.19)%		0.87%	2.14%	0.81%	0.13%
Portfolio turnover rate(3)(8)	9%	18%		108%	30%	40%	26%

(1)	Prior to March 14, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)

Total return includes adjustments in accordance with U.S. GAAP and consequently, the net asset values for financial reporting purposes, and the total returns based upon those net asset values, may differ from the net asset values and total returns for shareholder transactions.

(6)	Annualized for periods less than one year.
(7)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FORESIGHT GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(1)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period.	$18.01	$16.64	$18.21	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.26	0.54	0.47	0.44
Net realized and unrealized gain (loss) on investments	2.17	1.57	(1.48)	(1.77)
Total from investment operations	2.43	2.11	(1.01)	(1.33)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.74)	(0.54)	(0.46)
Return of capital	—	—	(0.02)	—
Total distributions	—	(0.74)	(0.56)	(0.46)
Net asset value, end of period	$20.44	$18.01	$16.64	$18.21
Total return(3)(4)	13.49%	12.67%	(5.55)%	(6.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$55,467	$48,753	$43,890	$45,690
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.29%	1.28%	1.29%	1.37%
After expense reimbursement/recoupment(5)	1.06%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	2.62%	3.01%	2.63%	2.66%
Portfolio turnover rate(3)	20%	36%	24%	20%

(1)	Since commencement of operations on January 31, 2023.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(2)	Year Ended April 30,
		2025	2024		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$6.57	$6.96	$6.06	$4.95	$6.51	$9.39
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.02)	(0.05)	(0.03)	(0.01)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	1.02	0.58	0.94	1.12	(0.94)	(0.92)
Total from investment operations	1.00	0.53	0.91	1.11	(0.96)	(0.99)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(1.89)
Net realized gains	—	(0.92)	(0.01)	—	(0.60)	—
Return of capital	—	—	—	—	0.00 (4)	—
Total distributions	—	(0.92)	(0.01)	—	(0.60)	(1.89)
Net asset value, end of period	$7.57	$6.57	$6.96	$6.06	$4.95	$6.51
Total return(5)(6)	15.22%	7.33%	15.00%	22.42%	(14.76)%	(15.09)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,298	$12,607	$15,789	$17,028	$16,855	$21,825
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	2.21%	1.97%	1.88%	1.87%	1.96%	1.78%
After expense reimbursement/recoupment(7)	1.35%	1.35%	1.18%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.64)%	(0.75)%	(0.50)%	(0.40)%	(0.45)%	(0.84)%
Portfolio turnover rate(5)	49%	69%	37%	49%	49%	38%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Focus Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front—end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(2)	Year Ended April 30,
		2025	2024		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$7.44	$7.76	$6.73	$5.49	$7.13	$10.09
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.01)	(0.04)	(0.02)	(0.01)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	1.15	0.64	1.06	1.25	(1.03)	(1.01)
Total from investment operations .	1.14	0.60	1.04	1.24	(1.04)	(1.07)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(1.89)
Net realized gains	—	(0.92)	(0.01)	—	(0.60)	—
Return of capital	—	—	—	—	0.00 (4)	—
Total distributions	—	(0.92)	(0.01)	—	(0.60)	(1.89)
Net asset value, end of period	$8.58	$7.44	$7.76	$6.73	$5.49	$7.13
Total return(5)(6)	15.32%	7.48%	15.44%	22.59%	(14.59)%	(14.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$12,349	$11,968	$13,895	$14,390	$17,248	$26,178
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	1.96%	1.72%	1.63%	1.62%	1.71%	1.54%
After expense reimbursement/recoupment(7)	1.10%	1.10%	0.93%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.39)%	(0.51)%	(0.25)%	(0.14)%	(0.20)%	(0.59)%
Portfolio turnover rate(5)	49%	69%	37%	42%	49%	38%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Focus Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL GREENSPRING MID CAP FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.46	$25.18	$23.16	$22.19	$26.27	$22.36
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.00 (2)	0.08	0.12	0.19	0.26	0.10
Net realized and unrealized gain (loss) on investments	5.76	1.50	3.70	2.36	(2.55)	5.83
Total from investment operations	5.76	1.58	3.82	2.55	(2.29)	5.93
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.11)	(0.21)	(0.28)	(0.11)
Net realized gains	—	(2.18)	(1.69)	(1.37)	(1.51)	(1.91)
Total distributions	—	(2.30)	(1.80)	(1.58)	(1.79)	(2.02)
Net asset value, end of period	$30.22	$24.46	$25.18	$23.16	$22.19	$26.27
Total return(3)(4)	23.55%	6.18%	16.08%	11.95%	(8.67)%	26.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$136,122	$116,847	$124,328	$119,499	$135,900	$172,800
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.16%	1.13%	1.04%	1.14%	1.09%	1.07%
After expense reimbursement/recoupment(5)	1.16%	1.13%	1.04%	1.14%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	(0.03)%	0.32%	0.47%	0.86%	1.06%	0.40%
Portfolio turnover rate(3)	6%	6%	11%	18%	11%	29%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is greater than $(0.005) per share.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

1. ORGANIZATION

Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell CenterSquare Real Estate Fund (“CenterSquare Real Estate Fund”), Cromwell Long Short Fund (“Long Short Fund”) (formerly Cromwell Marketfield L/S Fund), Cromwell Foresight Global Infrastructure Fund (“Foresight Global Infrastructure Fund”) (formerly Cromwell Foresight Global Sustainable Infrastructure Fund), Cromwell Tran Focus Fund (“Tran Focus Fund”) (formerly Cromwell Tran Sustainable Focus Fund), and Cromwell Greenspring Mid Cap Fund (“Greenspring Mid Cap Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The CenterSquare Real Estate Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve a combination of income and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class N, prior to March 7, 2022), which commenced operations on December 31, 1997, and Institutional Class (previously known as Class I, prior to March 7, 2022), which commenced operations on February 24, 2017. On February 28, 2023, the Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.15% shareholder servicing fee. Investor Class shares are subject to a maximum 0.25% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Long Short Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to March 14, 2022), which commenced operations on October 5, 2012, and Institutional Class (previously known as Class I, prior to March 14, 2022), which commenced operations on July 31, 2007. On November 17, 2023, the Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Foresight Global Infrastructure Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Tran Focus Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Greenspring Mid Cap Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on July 1, 1983. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

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June 30, 2026 (Unaudited)

Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended June 30, 2026, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Distributions received from investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from REITs that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Short Sales – A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, a Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by a Fund are presented as deposits at broker on the Statements of Assets and Liabilities and may exceed federally insured limits.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Long Short Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Institutional Class shares and 0.25% of Investor Class shares for the CenterSquare Real Estate Fund and 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares of the Long Short Fund and the Tran Focus Fund (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.

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June 30, 2026 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by members of the Adviser’s Executive Team, using the information presented in the financial statements and financial highlights.

Income Taxes – In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. For the year ended December 31, 2025, Management has evaluated foreign income taxes paid and concluded the impact is immaterial.

Cash Concentration – The Funds may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (the ‘‘FDIC’’) up to $250,000. The Funds credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Funds maintains balance at financial institutions which, at times, may exceed federally insured limits.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

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June 30, 2026 (Unaudited)

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.

There were no derivative instruments within the Statements of Assets and Liabilities as of June 30, 2026.

Short-Term Vehicles – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3		Total
CenterSquare Real Estate Fund
Real Estate Investment Trusts	$93,224,783	$—	$—		$93,224,783
Total Investments in Securities	$93,224,783	$—	$—		$93,224,783
Long Short Fund
Assets:
Common Stocks	$92,927,038	$—	$—	(1)	$92,927,038
Exchange-Traded Funds	—	—	—	(1)	—
Total Investments in Securities	$92,927,038	$—	$—		$92,927,038
Liabilities:
Securities Sold Short
Common Stocks	$13,804,521	$—	$—		$13,804,521
Real Estate Investment Trusts	841,431	—	—		841,431
Total Liabilities:	$14,645,952	$—	$—		$14,645,952
Foresight Global Infrastructure Fund
Common Stocks	$18,760,456	$24,106,351	$—		$42,866,807
Real Estate Investment Trusts	10,745,127	891,414	—		11,636,541
Total Investments in Securities	$29,505,583	$24,997,765	$—		$54,503,348

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June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Tran Focus Fund
Common Stocks	$23,513,605	$—	$—	$23,513,605
Total Investments in Securities	$23,513,605	$—	$—	$23,513,605
Greenspring Mid Cap Fund
Common Stocks	$131,497,959	$—	$—	$131,497,959
Real Estate Investment Trusts	1,431,137	—	—	1,431,137
Total Investments in Securities	$132,929,096	$—	$—	$132,929,096

(1)	For the period ended June 30, 2026, all Level 3 securities held by the Long Short Fund were valued at $0.

The Level 3 investments as of June 30, 2026, represented 0.00% of the Long Short Fund’s net assets. Refer to the Schedules of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
CenterSquare Real Estate Fund	0.60%
Long Short Fund	1.40%
Foresight Global Infrastructure Fund	0.85%
Tran Focus Fund	0.85%
Greenspring Mid Cap Fund	0.75%

The Adviser has engaged CenterSquare Investment Management LLC (“CenterSquare”) as the sub-adviser of the CenterSquare Real Estate Fund, Mutual of America Capital Management, LLC (“MoA”) as the sub-adviser of the Long Short Fund, Foresight Group LLP (“Foresight”) as the sub-adviser of the Foresight Global Infrastructure Fund, Tran Capital Management (“Tran”) as the sub-adviser of the Tran Focus Fund, and Corbyn Investment Management, Inc. (“Corbyn”) as the sub-adviser of the Greenspring Mid Cap Fund. Subject to the supervision of the Adviser, each Sub-Adviser is primarily responsible for the day-to-day management of the respective Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to each Sub-Adviser by the Adviser.

The Adviser also provides a Chief Compliance Officer to the Trust to perform related compliance services. Under the terms of the compliance/consulting agreement, the Adviser receives fees from the Funds, as disclosed on the Statements of Operations.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding any contingent deferred sales loads, acquired fund fees and expenses, brokerage commissions, leverage interest, interest expense, taxes, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
CenterSquare Real Estate Fund - Investor Class	1.12	%*
CenterSquare Real Estate Fund - Institutional Class	1.02	%*
Long Short Fund - Investor Class	1.95	%**
Long Short Fund - Institutional Class	1.70	%**
Foresight Global Infrastructure Fund - Institutional Class	1.07	%***
Tran Focus Fund - Investor Class	1.35	%****
Tran Focus Fund - Institutional Class	1.10	%****
Greenspring Mid Cap Fund - Institutional Class	1.21%

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June 30, 2026 (Unaudited)

*	As of April 30, 2026, the CenterSquare Real Estate Fund changed its expense caps for the Investor and Institutional classes, from 1.11% and 1.01%, respectively.
**	As of May 1, 2025, the Long Short Fund changed its expense caps for the Investor and Institutional classes, from 1.80% and 1.55%, respectively.
***	As of April 30, 2026, the Foresight Global Infrastructure Fund changed its expense caps for the Institutional class from 1.05%, respectively.
****	As of September 1, 2024, the Tran Focus Fund changed its expense caps for the Investor and Institutional classes, from 1.10% and 0.85%, respectively.

Fees waived and expenses reimbursed or paid by the Adviser may be recouped by the Adviser from the Fund for a period of 36 months following the month in which such waiver or reimbursement was made or such expense was paid, subject to the terms of the Operating Expense Limitation Agreement. Any such recoupment will be permitted only to the extent that, after giving effect to the recoupment, the Fund’s expense ratio does not exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within one year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed or paid expenses subject to potential recovery by month of expiration are as follows:

Fund	July- December 2026	January- December 2027	January- December 2028	January- June 2029	Total
CenterSquare Real Estate Fund	$—	$—	$—	$63,238	$63,238
Long Short Fund	211,591	409,616	303,793	121,692	1,046,692
Foresight Global Infrastructure Fund	—	—	—	61,480	61,480
Tran Focus Fund	126,201	223,951	169,155	99,233	618,540
Greenspring Mid Cap Fund	—	—	—	—	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS”), served as the Funds’ Administrator, Transfer Agent, and Fund Accountant from January 1 through January 31, 2025. U.S. Bank N.A. served as the Custodian to the Funds from January 1 through January 31, 2025. U.S. Bank N.A. is an affiliate of USBGFS. USBGFS performed various administrative and accounting services for the Funds. USBGFS prepared various federal and state regulatory filings, reports and returns for the Funds; prepared reports and materials to be supplied to the Trustees; monitored the activities of the Custodian; coordinated the payment of the Funds’ expenses and reviewed the Funds’ expense accruals. As compensation for its services, USBGFS was entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.

Effective February 3, 2025, the Funds changed service providers. The Bank of New York (the “Administrator”) became the Funds’ Administrator and Fund Accountant. Also, effective March 17, 2025, BNY Investment Servicing (US) Inc. (the “Transfer Agent”) became the Funds’ Transfer Agent. The Administrator and Transfer Agent are affiliates of the Custodian. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance reporting for the period ended June 30, 2026, are disclosed in the Statements of Operations.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Long Short Fund and Tran Focus Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Long Short Fund and Tran Focus Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Expenses incurred pursuant to the Plan by the Investor Class of the Long Short Fund and Tran Focus Fund for the period ended June 30, 2026, are disclosed in the Statements of Operations.

The CenterSquare Real Estate Fund has entered into a shareholder servicing agreement (the “Agreement”) with the `Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Institutional Class and 0.25% of the average daily net assets Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the CenterSquare Real Estate Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support

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June 30, 2026 (Unaudited)

services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. Shareholder servicing fees incurred by the Fund for the period ended June 30, 2026, are disclosed in the Statements of Operations.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	CenterSquare Real Estate Fund		Long Short Fund
	Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Year Ended December 31, 2025
Investor Class:
Shares sold	189,207	651,446	1,593	5,107
Shares issued in reinvestment of distributions	50,081	92,473	—	355
Shares redeemed	(675,933)	(1,064,279)	(115,837)	(276,117)
Net Increase (decrease)	(436,645)	(320,360)	(114,244)	(270,655)
Institutional Class:
Shares sold	179,537	236,255	27,124	57,183
Shares issued in reinvestment of distributions	47,841	85,855	—	417
Shares redeemed	(346,034)	(949,823)	(92,677)	(421,075)
Net Increase (decrease)	(118,656)	(627,713)	(65,553)	(363,475)
Net increase (decrease) in capital shares	(555,301)	(948,073)	(179,797)	(634,130)

	Foresight Global Infrastructure Fund		Tran Focus Fund
	Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Year Ended December 31, 2025
Investor Class:
Shares sold	—	—	946	8,120
Shares issued in reinvestment of distributions	—	—	—	211,159
Shares redeemed	—	—	(426,003)	(568,859)
Net Increase (decrease)	—	—	(425,057)	(349,580)
Institutional Class:
Shares sold	6,881	3,386	48,540	48,577
Shares issued in reinvestment of distributions	—	75,786	—	180,208
Shares redeemed	(501)	(8,889)	(217,193)	(412,678)
Net Increase (decrease)	6,380	70,283	(168,653)	(183,893)
Net increase (decrease) in capital shares	6,380	70,283	(593,710)	(533,473)

	Greenspring Mid Cap Fund
	Period Ended June 30, 2026	Year Ended December 31, 2025
Institutional Class:
Shares sold	111,807	144,319
Shares issued in reinvestment of distributions	—	391,839
Shares redeemed	(384,213)	(697,443)
Net Increase (decrease)	(272,406)	(161,285)
Net increase (decrease) in capital shares	(272,406)	(161,285)
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June 30, 2026 (Unaudited)

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended June 30, 2026, were as follows:

	Other Securities
Fund	Purchases	Sales
CenterSquare Real Estate Fund	$15,025,378	$21,751,945
Long Short Fund	8,104,406	13,922,035
Foresight Global Infrastructure Fund	11,981,568	10,441,163
Tran Focus Fund	11,177,788	14,369,938
Greenspring Mid Cap Fund	7,087,548	16,493,143

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2025, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
CenterSquare Real Estate Fund	$20,056,447	$(4,539,174)	$15,517,273	$72,434,832
Long Short Fund	21,830,383	(3,027,384)	18,802,999	56,593,290
Foresight Global Infrastructure Fund	5,424,549	(7,065,198)	(1,640,649)	48,765,102
Tran Focus Fund	7,535,724	(207,373)	7,328,351	16,076,672
Greenspring Mid Cap Fund	65,172,021	(4,869,451)	60,302,570	55,447,090

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the deferral of wash sale losses, mark- to-market on passive foreign investment companies and partnerships basis adjustments.

At December 31, 2025, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
CenterSquare Real Estate Fund	$—	$—	$(2,082,203)	$15,517,273	$13,435,070
Long Short Fund	—	—	(324,272,651)	18,808,818	(305,463,833)
Foresight Global Infrastructure Fund	291,849	—	(3,505,671)	(1,640,649)	(4,854,471)
Tran Focus Fund	—	2,743,195	—	7,328,351	10,071,546
Greenspring Mid Cap Fund	—	520,755	2	60,302,570	60,823,327
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NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

As of December 31, 2025, the Funds long-term and short-term capital losses were as follows:

Fund	Long-Term Capital Losses	Short-Term Capital Losses
CenterSquare Real Estate Fund	$1,843,660	$238,542
Long Short Fund	—	324,272,651
Foresight Global Infrastructure Fund	2,316,013	1,189,658
Tran Focus Fund	—	—
Greenspring Mid Cap Fund	—	—

The Funds capital losses which will be carried forward indefinitely to offset future realized capital gains.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, there are no deferred late-year losses.

The tax character of distributions paid during the last two fiscal years, were as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total
CenterSquare Real Estate Fund
12/31/2025	$1,961,537	$—	$91,536	$2,053,073
12/31/2024	2,393,937	—	390,967	2,784,904
Long Short Fund
12/31/2025	22,589	—	—	22,589
12/31/2024	982,286	—	—	982,286
Foresight Global Infrastructure Fund
12/31/2025	1,951,038	—	—	1,951,038
12/31/2024	1,406,804	—	40,400	1,447,204
Tran Focus Fund
12/31/2025	—	3,014,135	—	3,014,135
12/31/2024	—	40,199	—	40,199
Greenspring Mid Cap Fund
12/31/2025	493,287	9,817,214	—	10,310,501
12/31/2024	542,110	7,892,843	—	8,434,953

(1)	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the Funds made the following permanent book–to–tax reclassifications primarily attributable to net operating losses and utilization of earnings and profits on redemption of shares as part of the dividends paid deduction:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid-in Capital
CenterSquare Real Estate Fund	$—	$—
Long Short Fund	276,610	(276,610)
Foresight Global Infrastructure Fund	—	—
Tran Focus Fund	(967,862)	967,862
Greenspring Mid Cap Fund	(947,192)	947,192

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, National Financial Services, for the benefit of its customers, owned 44.3% of the CenterSquare Real Estate Fund, Charles Schwab & Co, Inc. and National Financial Services, for the benefit of its customers owned 27.7% and 25.3% of the Greenspring Mid Cap Fund, and Blackmeade Infrastructure Limited, for the benefit of its customers, owned 98.7% of the Foresight Global Infrastructure Fund.

10.	SUBSEQUENT EVENT

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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CROMWELL FUNDS

ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.

TAX INFORMATION

For the year ended December 31, 2025, the % of ordinary income distribution designated by the Funds as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was as follows:

Fund
CenterSquare Real Estate Fund	2.23%
Long Short Fund	100.00%
Foresight Global Infrastructure Fund	34.67%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%

For the year ended December 31, 2025 , the % of dividends paid from net ordinary income that qualified for the dividends received deduction available to corporate shareholders was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	100.00%
Foresight Global Infrastructure Fund	4.61%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%

For the year ended December 31, 2025 , the % of taxable ordinary income distributions designated by the Funds as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	0.00%
Foresight Global Infrastructure Fund	0.00%
Tran Focus Fund	100.00%
Greenspring Mid Cap Fund	0.00%

For the year ended December 31, 2025, the Foresight Global Infrastructure Fund earned $137,032 in foreign source income and paid $1,592,819 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE

There were no matters submitted to a vote of shareholders during the period covered by this report.

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INVESTMENT ADVISER
Cromwell Investment Advisors, LLC 810 Gleneagles Court, Suite 106 Baltimore, MD 21286

SUB-ADVISERS
CenterSquare Investment Management LLC Eight Tower Bridge, 161 Washington Street, Seventh Floor, Conshohocken, PA 19428	Tran Capital Management L.P. 1000 Fourth Street, Suite 800 San Rafael, CA 94901

Mutual of America Capital Management LLC 320 Park Avenue New York, NY 10022	Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, MD 21093

Foresight Group LLP
The Shard, 32 London Bridge Street, London SE1 9SG, United Kingdom

DISTRIBUTOR
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

CUSTODIAN
The Bank of New York 240 Greenwich Street New York, NY 10286

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
The Bank of New York 240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

LEGAL COUNSEL
Vedder Price P.C.
1401 New York Avenue NW, Suite 500 Washington, D.C. 20005

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-625-7333.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable for semi-annual reports.

(a)(3)	A separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Total Fund Solution

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date:	September 2, 2026

/s/ Brian C. Nelson
Brian C. Nelson
Treasurer, Principal Financial Officer

Date:	September 2, 2026